Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposures	£ 306,284	£ 313,347
Loss allowance	£ 1,005	£ 865
Coverage ratio	0.30%	0.30%
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	£ 251	£ 190
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	130	89
Other
Disclosure of credit risk exposure [line items]
Loss allowance	164	109
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	67	52
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	393	425
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	0	0
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	19,127	17,964
Loss allowance	£ 516	£ 330
Coverage ratio	2.70%	1.80%
Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	£ 18,225	£ 16,448
Loss allowance	£ 477	£ 314
Coverage ratio	2.60%	1.90%
Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 39	£ 16
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	13,424	11,071
Loss allowance	£ 130	£ 88
Coverage ratio	1.00%	0.80%
Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 328	£ 180
Loss allowance	£ 85	£ 47
Coverage ratio	25.90%	26.10%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 647	£ 395
Loss allowance	£ 80	£ 43
Coverage ratio	12.40%	10.90%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 350	£ 200
Loss allowance	£ 27	£ 17
Coverage ratio	7.70%	8.50%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 3,476	£ 4,602
Loss allowance	£ 155	£ 119
Coverage ratio	4.50%	2.60%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | PD deterioration
Disclosure of credit risk exposure [line items]
Exposures	£ 10,323	£ 6,373
Loss allowance	303	153
Stage 2 | PD deterioration | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	9,560	5,906
Loss allowance	£ 284	£ 145
Coverage ratio	3.00%	2.50%
Stage 2 | PD deterioration | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 19	£ 8
Stage 2 | PD deterioration | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	7,310	5,091
Loss allowance	£ 86	£ 57
Coverage ratio	1.20%	1.10%
Stage 2 | PD deterioration | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 239	£ 160
Loss allowance	£ 63	£ 41
Coverage ratio	26.40%	25.60%
Stage 2 | PD deterioration | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 304	£ 150
Loss allowance	£ 43	£ 22
Coverage ratio	14.10%	14.70%
Stage 2 | PD deterioration | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 159	£ 42
Loss allowance	£ 11	£ 6
Coverage ratio	6.90%	14.30%
Stage 2 | PD deterioration | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 1,548	£ 463
Loss allowance	£ 81	£ 19
Coverage ratio	5.20%	4.10%
Stage 2 | PD deterioration | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%
Stage 2 | Forbearance
Disclosure of credit risk exposure [line items]
Exposures	£ 625	£ 1,004
Loss allowance	6	15
Stage 2 | Forbearance | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	513	933
Loss allowance	£ 6	£ 14
Coverage ratio	1.20%	1.50%
Stage 2 | Forbearance | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 0	£ 1
Stage 2 | Forbearance | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	449	650
Loss allowance	£ 2	£ 4
Coverage ratio	0.40%	0.60%
Stage 2 | Forbearance | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 11
Loss allowance	£ 0	£ 2
Coverage ratio	0.00%	18.20%
Stage 2 | Forbearance | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 64	£ 272
Loss allowance	£ 4	£ 8
Coverage ratio	6.30%	2.90%
Stage 2 | Forbearance | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 1,116	£ 1,302
Loss allowance	30	27
Stage 2 | Other | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	1,137	1,194
Loss allowance	£ 22	£ 26
Coverage ratio	1.90%	2.20%
Stage 2 | Other | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 8	£ 1
Stage 2 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	241	600
Loss allowance	£ 5	£ 2
Coverage ratio	2.10%	0.30%
Stage 2 | Other | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 22	£ 13
Loss allowance	£ 4	£ 2
Coverage ratio	18.20%	15.40%
Stage 2 | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 26	£ 6
Loss allowance	£ 6	£ 1
Coverage ratio	23.10%	16.70%
Stage 2 | Other | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 164	£ 130
Loss allowance	£ 6	£ 4
Coverage ratio	3.70%	3.10%
Stage 2 | Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 684	£ 445
Loss allowance	£ 1	£ 17
Coverage ratio	0.10%	3.80%
Stage 2 | Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%
Stage 2 | 30 DPD
Disclosure of credit risk exposure [line items]
Exposures	£ 937	£ 1,183
Loss allowance	54	39
Stage 2 | 30 DPD | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	890	1,065
Loss allowance	£ 48	£ 37
Coverage ratio	5.40%	3.50%
Stage 2 | 30 DPD | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 6	£ 2
Stage 2 | 30 DPD | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	463	489
Loss allowance	£ 10	£ 7
Coverage ratio	2.20%	1.40%
Stage 2 | 30 DPD | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 8	£ 7
Loss allowance	£ 4	£ 4
Coverage ratio	50.00%	57.10%
Stage 2 | 30 DPD | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 178	£ 239
Loss allowance	£ 14	£ 20
Coverage ratio	7.90%	8.40%
Stage 2 | 30 DPD | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 27	£ 17
Loss allowance	£ 10	£ 5
Coverage ratio	37.00%	29.40%
Stage 2 | 30 DPD | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 214	£ 313
Loss allowance	£ 10	£ 1
Coverage ratio	4.70%	0.30%
Stage 2 | 30 DPD | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%
Stage 2 | Mortgages affordability
Disclosure of credit risk exposure [line items]
Exposures	£ 4,961	£ 4,272
Loss allowance	27	18
Stage 2 | Mortgages affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	4,961	4,241
Loss allowance	£ 27	£ 18
Coverage ratio	0.50%	0.40%
Stage 2 | Mortgages affordability | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 0	£ 0
Stage 2 | Mortgages affordability | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	4,961	4,241
Loss allowance	£ 27	£ 18
Coverage ratio	0.50%	0.40%
Stage 2 | Mortgages affordability | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgages affordability | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgages affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgages affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgages affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%
Stage 2 | Retail Unsecured affordability
Disclosure of credit risk exposure [line items]
Exposures	£ 199	£ 0
Loss allowance	35	0
Stage 2 | Retail Unsecured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	198	0
Loss allowance	£ 31	£ 0
Coverage ratio	15.70%	0.00%
Stage 2 | Retail Unsecured affordability | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 4	£ 0
Stage 2 | Retail Unsecured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Retail Unsecured affordability | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 59	£ 0
Loss allowance	£ 14	£ 0
Coverage ratio	23.70%	0.00%
Stage 2 | Retail Unsecured affordability | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 139	£ 0
Loss allowance	£ 17	£ 0
Coverage ratio	12.20%	0.00%
Stage 2 | Retail Unsecured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Retail Unsecured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Retail Unsecured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%
Stage 2 | High risk corporate
Disclosure of credit risk exposure [line items]
Exposures	£ 966	£ 3,830
Loss allowance	61	78
Stage 2 | High risk corporate | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	966	3,109
Loss allowance	£ 59	£ 74
Coverage ratio	6.10%	2.40%
Stage 2 | High risk corporate | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	£ 2	£ 4
Stage 2 | High risk corporate | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Credit cards
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 966	£ 3,109
Loss allowance	£ 59	£ 74
Coverage ratio	6.10%	2.40%
Stage 2 | High risk corporate | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage ratio	0.00%